Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0002011617
Registrant Name	SIERRA INTERNATIONAL NETWORK INC
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES